Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Summary of Loans to Directors, Executive Officers and Their Related Interests	Directors for approval. A summary of loans to directors, executive officers and their related interests follows:

(dollars in thousands)
Balance at December 31, 2012	$15,169